OTHER OPERATING INCOME, NET - Summary of Details of Other income (expenses), net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
OTHER OPERATING INCOME, NET
Settlement of disputes in the renewal process		R$ (90,022)		R$ 9,242
Tax credits	43,835	114,812		287,049
Gain (loss) on disposal of non-current assets and intangibles	(17,016)	975,042	[1]	7,295	[1]
Gain from bargain purchase		99,341		416,268
Net effect of provisions for legal proceedings	(204,158)	(370,765)		(263,945)
Change in fair value of investment properties	2,259,924	1,311,691		17,116
Outcome of judicial settlement		(396,818)
Dividends received from Vale S.A - Note 1.1 (f)	1,339,340
Realization of deferred income - Note 2	923,214
Other income	160,604
Other	(581,366)	108,941		(90,425)
Other (expense) income, net	R$ 3,924,377	R$ 1,752,222		R$ 382,600

[1]	Includes the gain relating to the sale of SINLOG TECNOLOGIA EM LOGÍSTICA S.A in the amount of R$14,884, see note 2.1.